Net fee income - Summary of net fee income (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	$ 1,224	$ 1,352	$ 1,304
Cards	1,201	1,178	1,035
Credit facilities	790	800	827
Account services	720	738	714
Broking income	707	706	895
Unit trusts	408	485	603
Underwriting	257	441	576
Global custody	471	478	500
Remittances	394	414	361
Imports/exports	321	320	300
Insurance agency commission	163	165	176
Other	1,293	1,253	1,167
Fee income	7,949	8,330	8,458
Less: fee expense	(1,885)	(1,907)	(1,784)
Net fee income	6,064	6,423	6,674
Wealth and Personal Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	2,619	2,852	3,042
Commercial Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	1,919	1,853	1,786
Global Banking and Markets
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	1,526	1,746	1,857
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	$ 0	$ (28)	$ (11)